Revenues (Details) - Schedule of Company’s Revenues Based on the Nature and Characteristics - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Company’s Revenues Based on the Nature and Characteristics [Line Items]
Revenue	$ 4,031,103	$ 2,504,896	$ 2,075,755
Sales of products [Member]
Schedule of Company’s Revenues Based on the Nature and Characteristics [Line Items]
Revenue	3,985,773	2,085,018	1,719,918
NRE&POC Contracts and related services [Member]
Schedule of Company’s Revenues Based on the Nature and Characteristics [Line Items]
Revenue	$ 45,330	$ 419,878	$ 355,837